Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Schedule of Discount Rates Current Market Yields on Government Securities [Abstract]
2024	$ 70,872	$ 22,838
2025	33,640	81,162
2026	20,168	45,550
2027	16,406	28,756
2028	9,927	21,252
Thereafter	135,701	152,981
Total	$ 286,714	$ 352,539